Future Rents And Tenant Concentration (Details Textual) - Tenant	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Future rents and tenant concentration (Textual)
Number of tenants	2	2
Tenant 1
Future rents and tenant concentration (Textual)
Revenue tenants	17.00%	19.00%
Tenant 2
Future rents and tenant concentration (Textual)
Revenue tenants	14.00%	15.00%